Consolidated Statement of Financial Position ₨ in Thousands, $ in Thousands	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Assets
Property, plant and equipment	₨ 16,694,877	$ 220,228	₨ 12,496,784
Right of Use Assets	4,412,714	58,210	4,539,602
Intangible assets	634,730	8,373	694,586
Other assets	2,136,850	28,188	846,508
Deferred contract costs	20,625	272	29,887
Other investments	476,050	6,280	212,238
Deferred tax assets	686,193	9,052	636,472
Total non-current assets	25,062,039	330,603	19,456,077
Inventories	2,407,203	31,754	1,414,738
Trade and other receivables, net	14,061,653	185,493	9,722,230
Contract assets	51,283	676	7,516
Deferred contract costs	304,225	4,013	46,087
Prepayments for current assets	607,961	8,020	515,890
Restricted cash	792,035	10,448	400,971
Cash and cash equivalents	3,781,978	49,889	5,101,083
Total current assets	22,006,338	290,293	17,208,515
Total assets	47,068,377	620,896	36,664,592
Equity
Share capital	1,840,238	24,275	1,835,195
Share premium	19,676,167	259,556	19,628,129
Share based payment reserve	349,123	4,605	336,340
Other components of equity	77,299	1,020	90,381
Accumulated deficit	(7,466,624)	(98,495)	(8,724,570)
Total equity attributable to equity holders of the Company	14,476,203	190,961	13,165,475
Liabilities
Borrowings	7,769,122	102,485	3,642,588
Lease liabilities	1,715,361	22,628	1,772,623
Employee benefits	145,004	1,913	192,404
Contract liabilities	1,797,611	23,713	929,590
Other liabilities	60,742	801	40,002
Total non-current liabilities	11,487,840	151,540	6,577,207
Borrowings	7,111,069	93,805	5,766,641
Lease Liabilities	492,042	6,491	430,026
Bank overdraft	371,995	4,907	123,666
Trade and other payable	11,336,886	149,549	9,223,953
Contract liabilities	1,792,342	23,643	1,377,624
Total current liabilities	21,104,334	278,395	16,921,910
Total liabilities	32,592,174	429,935	23,499,117
Total equity and liabilities	₨ 47,068,377	$ 620,896	₨ 36,664,592